Investment Strategy - VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.	Sep. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies of the Fund
Strategy Narrative [Text Block]
To achieve the Fund’s investment objective, the Adviser invests substantially all of the Fund’s assets in common stock. Under normal circumstances, the Fund’s portfolio will generally consist of positions in 25 to 50 companies. The Fund considers companies with market capitalization of greater than $10 billion to be larger companies. The Fund is actively managed by the Adviser, which seeks to purchase growth companies that generally have strong market positions in growing industries that may enable those companies to increase future sales and earnings at an above-average pace in the coming years. There are no set limitations on the sector weightings of the Fund’s investments, and the Fund may invest in companies of any market capitalization. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) to assist in selecting securities for purchase. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of stocks of approximately 1,700 companies under review by the Ranking System accounting for approximately 90% of the market capitalization of all stocks traded on the U.S. securities exchanges, including stocks of foreign companies. The Adviser may sell securities for a variety of reasons including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.
The Adviser has discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.

Strategy Portfolio Concentration [Text]	To achieve the Fund’s investment objective, the Adviser invests substantially all of the Fund’s assets in common stock. Under normal circumstances, the Fund’s portfolio will generally consist of positions in 25 to 50 companies. The Fund considers companies with market capitalization of greater than $10 billion to be larger companies. The Fund is actively managed by the Adviser, which seeks to purchase growth companies that generally have strong market positions in growing industries that may enable those companies to increase future sales and earnings at an above-average pace in the coming years. There are no set limitations on the sector weightings of the Fund’s investments, and the Fund may invest in companies of any market capitalization. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) to assist in selecting securities for purchase. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of stocks of approximately 1,700 companies under review by the Ranking System accounting for approximately 90% of the market capitalization of all stocks traded on the U.S. securities exchanges, including stocks of foreign companies. The Adviser may sell securities for a variety of reasons including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.